UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $113,302 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2620    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                  025816109     3448    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                  026874107    15032   176828 SH       SOLE                   176828
AOL TIME WARNER             cs                  00184A105     2211    41725 SH       SOLE                    41725
CISCO SYSTEMS               cs                  17275R102     9443   518832 SH       SOLE                   518832
COCA COLA                   cs                  191216100     4813   106950 SH       SOLE                   106950
COMPAQ                      cs                  204493100     3399   221868 SH       SOLE                   221868
DISNEY WALT                 cs                  254687106     6141   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     4031    54475 SH       SOLE                    54475
EMC                         cs                  26873N108     1138    38900 SH       SOLE                    38900
GENERAL ELECTRIC            cs                  369604103    15403   315950 SH       SOLE                   315950
HOME DEPOT                  cs                  437076102     3967    85225 SH       SOLE                    85225
INTEL CORP.                 cs                  458140100    15421   527200 SH       SOLE                   527200
JP MORGAN CHASE             cs                  46624E405     3094    69375 SH       SOLE                    69375
LEHMAN BROS.                cs                  524903100     1973    25550 SH       SOLE                    25550
MICROSOFT                   cs                  594918104      420     5750 SH       SOLE                     5750
MOTOROLA INC.               cs                  620076109     1882   113625 SH       SOLE                   113625
NOKIA                       cs                  654902204     3013   135800 SH       SOLE                   135800
PFIZER                      cs                  717081103    10482   261723 SH       SOLE                   261723
TEXAS INSTRUMENTS           cs                  882508104     2337    73250 SH       SOLE                    73250
WORLDCOM INC.               cs                  98157D106     3034   215050 SH       SOLE                   215050